Salaries and Benefits Payable (Tables)	12 Months Ended
Jun. 30, 2018
Salaries and Benefits Payable [Abstract]
Schedule of salaries and benefits payable
	As of June 30,
	2018	2017
Salaries and benefits payable	$7,341,688	$5,392,434